Subordinated Liabilities - Dated (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 16,033	£ 17,853
Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 146	358
Maturity Date	2025
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m), Due 2025 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	1,072
Initial call date	2020
Maturity Date	2025
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m), Due 2028 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,384	1,309
Initial call date	2023
Maturity Date	2028
4.375% Fixed Rate Subordinated Notes (USD 1,250m), Due 2024 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 990	995
Maturity Date	2024
3.75% Resetting Subordinated Callable Note (SGD 200m), Due 2030 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 119	116
Initial call date	2025
Maturity Date	2030
3.75% Resetting Subordinated Callable Notes (GBP 500m), Due 2030 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 504
Initial call date	2025
Maturity Date	2030
5.20% Fixed Rate Subordinated Notes (USD 2,050m), Due 2026 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,610	1,561
Maturity Date	2026
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m), Due 2028 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,627	1,578
Initial call date	2027
Maturity Date	2028
5.088% Fixed to Floating Rate Subordinated Callable Notes (USD 1,500m) | Fixed-to-Floating Interest Rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,213	1,152
Initial call date	2029
Maturity Date	2030
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m), Due 2035 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 703
Initial call date	2030
Maturity Date	2035
5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	832
Maturity Date	2020
6% Fixed Rate Subordinated Notes (EUR 1,500m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,427	1,375
Maturity Date	2021
9.5% Subordinated Bonds (ex-Woolwich Plc), Due 2021 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 221	239
Maturity Date	2021
Subordinated Floating Rate Notes (EUR 100m), Due 2021 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 90	85
Maturity Date	2021
10% Fixed Rate Subordinated Notes, Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 2,108	2,157
Maturity Date	2021
10.179% Fixed Rate Subordinated Notes (USD 1,521m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,101	1,123
Maturity Date	2021
Subordinated Floating Rate Notes (EUR 50m), Due 2022 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 45	43
Maturity Date	2022
6.625% Fixed Rate Subordinated Notes (EUR 1,000m), Due 2022 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 982	957
Maturity Date	2022
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,132	2,284
Maturity Date	2022
Subordinated Floating Rate Notes (EUR 50m), Due 2023 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 45	42
Maturity Date	2023
5.75% Fixed Rate Subordinated Notes, Due 2026 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 351	350
Maturity Date	2026
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m), Due 2027 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 108	105
Maturity Date	2027
6.33% Subordinated Notes, Due 2032 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 64	62
Maturity Date	2032
Subordinated Floating Rate Notes (EUR 68m), Due 2040 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 61	£ 58
Maturity Date	2040